BALANCE SHEET ACCOUNT DETAILS (Tables)	12 Months Ended
Dec. 31, 2022
Balance Sheet Account Details [Abstract]
Schedule of Property and Equipment, Net	When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating income or expense.

Asset	Estimated Useful Life
Lab and office equipment	4 - 7 years
Computer hardware	3 - 5 years
Leasehold improvements	Shorter of the useful life or remaining lease term
Computer software	Shorter of 3 years or useful life of asset
Property and equipment, net, consisted of the following as of December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Leasehold improvements	$16,085	$1,320
Lab and office equipment	8,126	5,597
Computer equipment and software	641	182
Construction in progress	315	2,988

Property and equipment, at cost	25,167	10,087
Less accumulated depreciation and amortization	(5,188)	(3,292)

Total property and equipment, net	$19,979	$6,795

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Compensation	$4,101	$2,320
Royalties owed to third parties	739	296
Professional service fees	664	67
Acquisitions related liabilities	—	1,000
Other	53	64

Total accrued expenses and other current liabilities	$5,557	$3,747